China Unicom (Hong Kong) Limited (Parent Company)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
China Unicom (Hong Kong) Limited (Parent Company)
48.	CHINA UNICOM (HONG KONG) LIMITED (PARENT COMPANY)
Relevant PRC statutory laws and regulation permit payments of dividends by the Company’s subsidiaries in the PRC only out of their retained earnings, if any, as determined in accordance with the PRC accounting standards and regulations.
As of December 31, 2019 and 2020,
RMB30,185 million and RMB31,431 million (US$4,817 million) were appropriated from retained earnings and set aside for the statutory reserve by the Company’s PRC subsidiaries, respectively.
As a result of these PRC laws and regulations, the Company’s subsidiaries in the PRC are restricted in its ability to transfer a portion of its net assets to either in the form of dividends, loans or advances, which consisted of registered capital and statutory reserves that amounted to RMB258,741 million and RMB263,891 million (US$40,443 million) as of December 31, 2019 and 2020, respectively.
Condensed Statements of Financial Position

	As of December 31
	2019	2020	2020
	RMB	RMB	US$ (Unaudited)
ASSETS
Non-current assets
Property, plant and equipment	3	3	1
Investments in subsidiaries	237,426	237,426	36,387
Loan to a subsidiary	12,241	5,300	812
Right-of-use assets	31	10	2
Financial assets measured at fair value	3,125	1,672	256

	252,826	244,411	37,458

Current assets
Current portion of loan to a subsidiary	—	6,492	995
Amounts due from subsidiaries	230	215	33
Dividend receivable	15,804	15,617	2,393
Prepayments and other current assets	22	171	26
Cash and cash equivalents	796	989	152

	16,852	23,484	3,599

Total assets	269,678	267,895	41,057

EQUITY
Equity attributable to equity shareholders of the Company
Share capital	254,056	254,056	38,936
Reserves	(7,461)	(8,914)	(1,366)
Retained profits
- Proposed final dividend	4,529	5,018	769
- Others	17,492	17,575	2,693

Total equity	268,616	267,735	41,032

LIABILITIES
Non-current liabilities
Lease liabilities	10	—	—

	10	—	—

Current liabilities
Lease liabilities	21	10	2
Accounts payable and accrued liabilities	90	89	14
Loan from a subsidiary	—	60	9
Amount due to a subsidiary	—	1	—
Taxes payable	21	—	—
Dividend payable	920	—	—

	1,052	160	25

Total liabilities	1,062	160	25

Total equity and liabilities	269,678	267,895	41,057

Net current assets	15,800	23,324	3,574

Total assets less current liabilities	268,626	267,735	41,032

Condensed Statements of Comprehensive Income

	Year ended December 31
	2018	2019	2020	2020
	RMB	RMB	RMB	US$ (Unaudited)
Dividend income	3,296	14,697	5,201	797
General and administrative expenses	(61)	(49)	(62)	(10)
Interest income	535	407	402	62
Finance costs	80	100	(481)	(74)
Other income-net	1	8	1	1

Income before income tax	3,851	15,163	5,061	776
Income tax expenses	(20)	(57)	40	6

Net income	3,831	15,106	5,101	782
Other comprehensive income:
Change in fair value of financial assets through other comprehensive income-net	(372)	(573)	(1,453)	(223)

Total comprehensive income for the year	3,459	14,533	3,648	559

Condensed Statements of Cash Flows

	Year ended December 31
	2018	2019	2020	2020
	RMB	RMB	RMB	US$ (Unaudited)
Net cash outflow from operating activities	(62)	(106)	(174)	(27)
Net cash inflow from investing activities	3,987	76	851	131
Net cash outflow from financing activities	(4,206)	(132)	(430)	(66)
- Dividend paid to equity shareholders of the Company	(1,591)	(793)	(883)	(135)

Net (decrease)/increase in cash and cash equivalents	(281)	(162)	247	38
Cash and cash equivalents at beginning of year	1,229	969	796	122
Effect of changes in foreign exchange rate	21	(11)	(54)	(8)

Cash and cash equivalents at end of year	969	796	989	152